Document and Entity Information	Nov. 06, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	001-37386
Entity Registrant Name	FTAI Aviation Ltd.
Entity Central Index Key	0001590364
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1420784
Entity Address, Address Line One	405 West 13th Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	332
Local Phone Number	239-7600
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, $0.01 par value per share
Trading Symbol	FTAI
Security Exchange Name	NASDAQ
9.50% Fixed-Rate Reset Series D Cumulative Perpetual Redeemable Preferred Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	9.50% Fixed-Rate Reset Series D Cumulative Perpetual Redeemable Preferred Shares
Trading Symbol	FTAIM
Security Exchange Name	NASDAQ